Submission	Jan. 02, 2026
Submission [Line Items]
Central Index Key	0002019804
Registrant Name	Terrestrial Energy Inc. /DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A